Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - EUR (€)		Shares outstanding	Issued capital	Share premium	Other capital reserves	Accumulated deficit	Other components of equity	Total
Balance at Dec. 31, 2021			€ 5,304,452	€ 280,310,744	€ 30,591,209	€ (213,975,679)	€ 3,050,271	€ 105,280,996
Balance (in Shares) at Dec. 31, 2021		44,203,763
Loss for the period						(13,536,654)		(13,536,654)
Exchange differences on translation of foreign currency							5,718,815	5,718,815
Total comprehensive loss						(13,536,654)	5,718,815	(7,817,839)
Equity-settled share-based payments					4,668,481			4,668,481
Balance at Jun. 30, 2022	[1]		5,304,452	280,310,744	35,259,689	(227,512,333)	8,769,086	102,131,638
Balance (in Shares) at Jun. 30, 2022	[1]	44,203,763
Balance at Dec. 31, 2022			5,364,452	282,552,633	36,635,564	(243,460,290)	7,257,081	88,349,440
Balance (in Shares) at Dec. 31, 2022		44,703,763
Loss for the period						(19,285,963)		(19,285,963)
Exchange differences on translation of foreign currency							(17,116)	(17,116)
Total comprehensive loss						(19,285,963)	(17,116)	(19,303,079)
Issuance of common shares			1,687,110	54,796,819				56,483,929
Issuance of common shares (in Shares)		14,059,252
Transaction costs				(3,360,626)				(3,360,626)
Equity-settled share-based payments					2,239,397			2,239,397
Share options exercised			14,431	222,512				236,943
Share options exercised (in Shares)		120,257
Balance at Jun. 30, 2023	[1]		€ 7,065,993	€ 334,211,338	€ 38,874,961	€ (262,746,253)	€ 7,239,965	€ 124,646,004
Balance (in Shares) at Jun. 30, 2023	[1]	58,883,272

[1]	unaudited